Stock-Based Compensation (Details 2)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	82.10%	82.60%	82.10%	82.20%	82.10%
Expected term in years	6 years	6 years		6 years
Risk-free interest rate	1.56%			1.74%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years			5 years 6 months 7 days		5 years 6 months 4 days
Risk-free interest rate		1.62%	0.67%		0.61%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years			6 years 29 days		6 years 1 month 6 days
Risk-free interest rate		1.99%	0.89%		1.62%